Interest-bearing Financial Liabilities - Summary of Scheduled Maturities of Consolidated Outstanding Long-term and Short-term Debt at Nominal Values (Detail) - Dec. 31, 2024
₱ in Millions, $ in Millions
	USD ($)	PHP (₱)
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 27)		₱ 283,575
U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 27)	$ 684	39,568
Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 27)		244,007
Less than 1 year [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 27)		23,700
Less than 1 year [Member] | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 27)	14	810
Less than 1 year [Member] | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 27)		22,890
1-2 years [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 27)		15,885
1-2 years [Member] | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 27)	14	810
1-2 years [Member] | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 27)		15,075
2027
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 27)		27,505
2027 | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 27)	14	810
2027 | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 27)		26,695
2028
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 27)		21,273
2028 | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 27)	28	1,620
2028 | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 27)		19,653
2029
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 27)		26,288
2029 | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 27)		26,288
Later than five years [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 27)		168,924
Later than five years [member] | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 27)	$ 614	35,518
Later than five years [member] | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 27)		₱ 133,406